Operating Leases - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Right-of-use operating lease assets	$ 74.1	$ 93.5
Operating lease liabilities	106.0	113.2
Non-operating expenses related to impairment charges on lease assets	$ 12.9	$ 12.3